Segment reporting	6 Months Ended
Jun. 30, 2025
Text Block1 [Abstract]
Segment reporting
5.	Segment reporting
Segment information is presented by geographical segments, consistent with the information available to and regularly evaluated by the chief operating decision maker. AB InBev operates its business through six business segments. Regional and operating company management is responsible for managing performance, underlying risks, and the effectiveness of operations. Internally, AB InBev’s management uses profit from operations as a measure of the company’s segment performance which forms part of the basis for many of the company’s segment performance indicators to make decisions regarding the allocation of resources. The organizational structure comprises five regions: North America, Middle Americas, South America, EMEA and Asia Pacific. In addition to these five geographic regions, the company uses a sixth segment, Global Export and Holding Companies, for all financial reporting purposes.
All figures in the tables below are stated in million US dollar, except volume (million hls). The information presented is for the six-month
period ended 30 June 2025 and 2024, except for segment assets
(non-current)
with comparatives at 31 December 2024.

	North America		Middle Americas		South America		EMEA		Asia Pacific		Global Export and Holding companies		AB InBev Worldwide
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024

Volume	42	44	74	74	75	76	45	45	43	46	-	-	280	286
Revenue	7 208	7 457	8 124	8 574	5 507	6 018	4 454	4 228	3 108	3 383	231	221	28 632	29 880
Profit from operations	2 106	2 097	3 360	3 339	1 224	1 302	906	774	739	846	(830)	(929)	7 506	7 428
Net finance income/(expense)													(1 678)	(2 887)
Share of results of associates													135	137
Exceptional share of results of associates													9	104
Income tax expense													(1 404)	(1 546)
Profit													4 568	3 236

Segment assets (non-current) 1	61 747	61 837	70 023	66 567	13 898	12 820	29 607	27 951	11 221	10 952	3 395	3 511	189 892	183 637
Gross capex 1	181	186	336	591	282	334	296	268	108	171	200	187	1 404	1 735
For the
six-month
period ended 30 June 2025, net revenue from the beer business amounted to 25 755m US dollar (2024: 26 362m US dollar) while the net revenue from the non-beer
business (soft drinks and other business) accounted for 2 876m US dollar (2024: 3 518m US dollar).

1
Amended to conform to the 2025 presentation.